Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2022	2021	2020
	£m	£m	£m
Current tax	(283)	(187)	195
– for this year	(243)	(245)	186
– adjustments in respect of prior years	(40)	58	9
Deferred tax	(278)	164	(331)
– origination and reversal of temporary differences	(444)	248	(339)
– effect of changes in tax rates	33	(56)	(26)
– adjustments in respect of prior years	133	(28)	34
Year ended 31 Dec[1]	(561)	(23)	(136)
1    In addition to amounts recorded in the income statement, a tax credit of £393m (2021: credit of £135m; 2020 charge of £135m) was recorded directly to equity.

Schedule of tax reconciliation
The tax charged to the income statement differs from the tax expense that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2022		2021		2020
	£m	%	£m	%	£m	%
(Loss)/profit before tax	(959)		1,023		(1,615)
Tax expense
Taxation at UK corporation tax rate	(182)	19.0	194	19.0	(307)	19.0
Impact of taxing overseas profits at different rates	(75)	7.8	7	0.7	(75)	4.6
UK banking surcharge	(47)	4.9	(2)	(0.2)	(100)	6.2
Items increasing the tax charge in 2022:
– adjustment in respect of prior years	93	(9.7)	30	2.9	45	(2.8)
– UK and European Bank levies	50	(5.2)	72	7.0	31	(1.9)
– impact of held for sale adjustments	47	(4.9)	—	—	—	—
– adjustment to deferred tax on insurance contracts	36	(3.8)	—	—	—	—
– impact of changes in tax rates	33	(3.4)	(56)	(5.5)	(26)	1.6
– effect of profits in associates and joint ventures	5	(0.5)	(43)	(4.2)	(3)	0.2
– local taxes and overseas withholding taxes	4	(0.4)	(4)	(0.4)	49	(3.0)
– impact of temporary differences between French tax returns and IFRS	—	—	324	31.7	—	—
– other	1	(0.1)	(34)	(3.4)	34	(2.1)
Items reducing the tax charge in 2022:
– movements in unrecognised deferred tax	(268)	27.9	(47)	(4.6)	321	(19.9)
– movement in uncertain tax positions	(110)	11.5	5	0.5	1	(0.1)
– non-taxable income and gains	(93)	9.7	(92)	(9.0)	(55)	3.4
– deductions for AT1 coupon payments	(55)	5.7	(53)	(5.2)	(51)	3.2
– tax impact of planned sale of French retail banking business	—	—	(324)	(31.7)	—	—
Year ended 31 Dec	(561)	58.5	(23)	(2.3)	(136)	8.4

Schedule of movement of deferred tax assets and liabilities

Tax expense
	2022	2021	2020
	£m	£m	£m
Current tax	(283)	(187)	195
– for this year	(243)	(245)	186
– adjustments in respect of prior years	(40)	58	9
Deferred tax	(278)	164	(331)
– origination and reversal of temporary differences	(444)	248	(339)
– effect of changes in tax rates	33	(56)	(26)
– adjustments in respect of prior years	133	(28)	34
Year ended 31 Dec[1]	(561)	(23)	(136)
1    In addition to amounts recorded in the income statement, a tax credit of £393m (2021: credit of £135m; 2020 charge of £135m) was recorded directly to equity.

Movement of deferred tax assets and liabilities
	Retirement benefits	Loan impairment provisions	Property, plant and equipment	FVOCI investments	Goodwill and intangibles	Relief for tax losses[2]	Other[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets	74	53	215	—	212	381	—	935
Liabilities	—	(4)	—	(58)	—	—	(289)	(351)
At 1 Jan 2022	74	49	215	(58)	212	381	(289)	584
Income statement	(11)	—	22	3	(201)	243	222	278
Other comprehensive income	(18)	—	—	179	—	—	215	376
Foreign exchange and other adjustments	—	—	(1)	18	—	4	6	27
At 31 Dec 2022	45	49	236	142	11	628	154	1,265
Assets[3]	45	50	236	142	11	628	154	1,266
Liabilities[3]	—	(1)	—	—	—	—	—	(1)

Assets	63	66	171	—	157	418	—	875
Liabilities	—	(9)	(6)	166)	—	—	(117)	(298)
At 1 Jan 2021	63	57	165	166)	157	418	(117)	577
Income statement	28	(10)	51	3	55	(37)	(254)	(164)
Other comprehensive income	(17)	2	(1)	105	—	—	82	171
At 31 Dec 2021	74	49	215	(58)	212	381	(289)	584
Assets[3]	74	53	215	—	212	381	—	935
Liabilities[3]	—	(4)	—	(58)	—	—	(289)	(351)
1    Other deferred tax assets and liabilities relate to share-based payments, cash flow hedges and temporary differences arising between IFRS and French tax returns.
2    The deferred tax asset recognised in respect of tax losses mainly relates to France £(588)m, and US State tax losses of the New York branch of HSBC Bank plc £(28)m, all of which are supported by future profit forecasts.
3    After netting off balances within countries, the balances as disclosed in the financial statements are as follows: deferred tax assets £1,279m (2021: £599m); and deferred tax liabilities £14m (2021:£15m).